Stockholders' Equity (Deficit)	12 Months Ended
Dec. 31, 2021
Stockholders' Equity Note [Abstract]
Stockholders' Equity (Deficit)
Note 11. Stockholders’ Equity (Deficit)
The consolidated statements of changes in stockholders’ equity (deficit) reflects the Business Combination as defined in Note 1 as of September 29, 2021. As Legacy Shapeways was deemed the accounting acquirer in the Business Combination with Galileo, all periods prior to the consummation date reflect the balances and activity of Legacy Shapeways. The balances as of January 1, 2021 and 2020 from the consolidated financial statements of Legacy Shapeways as of that date, share activity (convertible preferred stock, common stock, additional paid in capital, accumulated deficit, and accumulated other comprehensive loss) and per share amounts were retroactively adjusted, where applicable, using the recapitalization conversion ratio of 0.8293 (the “Conversion Ratio”).
Common Stock
Upon closing of the Business Combination, pursuant to the terms of the Certificate of Incorporation, the Company authorized 120,000,000 shares of Common Stock with a par value $0.0001. The holders of Common Stock are entitled to one vote per share on all matters submitted to the stockholders for their vote or approval and are entitled to receive dividends, as and if declared by the Board out of legally available funds.
The Company has issued and outstanding 48,627,739 and 32,184,263 shares of Common Stock as of December 31, 2021 and 2020, respectively.

Legacy Shapeways Common Stock Warrants
On December 18, 2013, in connection with executing a loan agreement, the Company issued warrants to purchase 40,000 shares of Legacy Shapeways common stock. The warrants had an exercise price of $1.25 per share and had an expiration date of December 18, 2023.
On February 3, 2014, in connection with executing a lease agreement, the Company issued warrants to purchase 248,000 shares of Legacy Shapeways common stock. The warrants had an exercise price of $1.25 per share and expired upon the latest to occur i) seven years from the original issuance date or ii) five years from the effective date of an initial public offering.
On April 22, 2015, in connection to an amended loan agreement, the Company issued warrants to purchase 13,750 shares of Legacy Shapeways common stock. The warrants had an exercise price of $1.70 per share and had an expiration date of April 22, 2025.
Immediately prior to the completion of the Business Combination, all outstanding Legacy Shapeways common stock warrants were exercised into an aggregate of 255,917 shares of Legacy Shapeways common stock (212,234 shares of Common Stock post Business Combination).
Legacy Shapeways Convertible Preferred Stock
Immediately prior to the completion of the Business Combination, all outstanding shares of the Legacy Shapeways Series
A-1,
Series
A-2,
Series B, Series
B-1,
Series C, Series D, and Series E preferred stock converted into an aggregate of 22,579,695 shares of common stock. Each share of Legacy Shapeways convertible preferred stock was converted into one share of Legacy Shapeways common stock.
Legacy Shapeways Preferred Stock Warrants
On March 8, 2013, the Company issued warrants to purchase a total of 23,125 shares of Series
B-1
preferred stock of Legacy Shapeways. The warrants had an exercise price of $2.5946 per share and were exercisable for ten years from the date of grant. On May 10, 2021, the 23,125 warrants were exercised for 23,125 shares of Series
B-1
preferred stock of Legacy Shapeways at an exercise price of $2.5946 per share.
On June 30, 2017, in connection with executing a loan agreement, the Company issued warrants to purchase a total of 57,051 shares of Series D preferred stock of Legacy Shapeways. The warrants had an exercise price of $5.2584 per share and were exercisable for ten years from the date of grant. Immediately prior to the completion of the Business Combination, the 57,051 warrants were exercised for 107,580 shares of Legacy Shapeways common stock.
Public Warrants
Prior to the Merger, the Company had outstanding 13,800,000 Public Warrants. Each Public Warrant entitles the holder to purchase one share of Common Stock of the Company at an exercise price of $11.50 per share. The Public Warrants become exercisable 30 days after the Closing Date, and expire five years after the Closing Date or earlier upon redemption or liquidation.
The Company may redeem the Public Warrants as follows: in whole and not in part; at a price of $0.01 per warrant; at any time while the Public Warrants are exercisable, upon not less than 30 days’ prior written notice of redemption to each Public Warrant holder; if, and only if, the reported last sale price of the Company’s ordinary shares equals or exceeds $18.00 per share, for any 20 trading days
within a
30-trading
day period ending on the third business day prior to the notice of redemption to the warrant holders; and if, and only if, there is a current registration statement in effect with respect to the ordinary shares underlying such warrants at the time of redemption and for the entire
30-day
trading period referred to above and continuing each day thereafter until the date of redemption. Certain of these conditions have not been met to redeem the Public Warrants. If the Company calls the Public Warrants for redemption, management will have the option to require all holders that wish to exercise the Public Warrants to do so on a “cashless basis,” as described in the warrant agreement.
As of December 31, 2021 and 2020, there were
 15,295,612
and 13,800,000 Public Warrants outstanding, respectively.